Results by business segment	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Results by business segment
Note 28 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five business segments: Personal & Commercial Banking, Wealth Management, Insurance, Investor & Treasury Services and Capital Markets.
Personal & Commercial Banking provides a broad suite of financial products and services to individuals and businesses for their day-to-day
banking, investing and financing needs through two businesses: Canadian Banking and Caribbean & U.S. Banking. In Canada, we provide a broad suite of financial products and services through our large branch network, automated teller machines, and mobile sales network. In the Caribbean and the U.S., we offer a broad range of financial products and services in targeted markets.
Non-interest
income in Personal & Commercial Banking mainly comprises Mutual fund revenue, Service charges and Card service revenue.
Wealth Management serves high net worth and ultra-high net worth individual and institutional clients with a comprehensive suite of advice-based solutions and strategies to help them achieve their financial goals through our line of businesses in Canada, the U.S., the U.K., Europe and Asia, including Canadian Wealth Management, U.S. Wealth Management (including City National), Global Asset Management, and International Wealth Management.
Non-interest
income in Wealth Management mainly comprises Investment management and custodial fees, Mutual fund revenue and Securities brokerage commissions.
Insurance has operations in Canada and globally, operating under two business lines: Canadian Insurance and International Insurance, providing a wide range of life, health, home, auto, travel, wealth, annuities and reinsurance advice and solutions as well as creditor and business insurance services to individual, business and group clients. In Canada, we offer our products and services through our proprietary distribution channels, comprised of the field sales force, advice centers and online, as well as through independent insurance advisors and affinity relationships. Outside Canada, we operate in reinsurance and retrocession markets globally offering life, disability and longevity reinsurance products.
Non-interest
income in Insurance comprises Insurance premiums, investment and fee income.
Investor & Treasury Services is a provider of asset, cash management, transaction banking, and treasury services to institutional clients worldwide. We also provide Canadian dollar cash management, correspondent banking and trade finance for financial institutions globally and short-term funding and liquidity management for the bank.
Non-interest
income in Investor & Treasury Services mainly comprises Investment management and custodial fees.
Capital Markets provides expertise in banking, finance and capital markets to corporations, institutional investors, asset managers, governments and central banks around the world in our two main business lines: Corporate and Investment Banking and Global Markets. In North America, we offer a full suite of products and services which include corporate and investment banking, equity and debt origination and distribution, as well as sales and trading. Outside North America, we have a select presence in the U.K. & Europe, Australia, Asia & other markets. In the U.K. & Europe, we offer a diversified set of capabilities in our key sectors of expertise such as energy, mining and infrastructure, industrial, consumer, healthcare, technology and financial services.
Non-interest
income in Capital Markets mainly includes Trading revenue, Underwriting and other advisory fees and Credit fees.
All other enterprise level activities that are not allocated to these five business segments, such as enterprise funding, securitizations, net charges associated with unattributed capital, and consolidation adjustments, including the elimination of the Taxable equivalent basis (Teb)
gross-up
amounts, are included in Corporate Support. Teb adjustments gross up income from certain tax-advantaged
sources from Canadian taxable corporate dividends and U.S. tax credit investments recorded in Capital Markets to their effective tax equivalent value with the corresponding offset recorded in the provision for income taxes. Management believes that these Teb adjustments are necessary for Capital Markets to reflect how it is managed and enhances the comparability of revenue across our taxable and tax-advantaged
sources. Our use of Teb adjustments may not be comparable to similarly adjusted amounts at other financial institutions. The Teb adjustment for the year ended October 31, 2019 was $
450
million (October 31, 2018 – $542 million).

Geographic segments
For geographic reporting, our segments are grouped into Canada, United States and Other International. Transactions are primarily recorded in the location that best reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.
Management reporting framework
Our management reporting framework is intended to measure the performance of each business segment as if it were a stand-alone business and reflects the way that the business segment is managed. This approach is intended to ensure that our business segments’ results include all applicable revenue and expenses associated with the conduct of their business and depicts how management views those results. We regularly monitor these segment results for the purpose of making decisions about resource allocation and performance assessment. These items do not impact our consolidated results.
The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions and methodologies for allocating overhead costs and indirect expenses to our business segments and that assists in the attribution of capital and the transfer pricing of funds to our business segments in a manner that consistently measures and aligns the economic costs with the underlying benefits and risks of that specific business segment. Activities and business conducted between our business segments are generally at market rates. All other enterprise level activities that are not allocated to our five business segments are reported under Corporate Support.
Our assumptions and methodologies used in our management reporting framework are periodically reviewed by us to ensure that they remain valid. The capital attribution methodologies involve a number of assumptions that are revised periodically.

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,653	$2,993	$–	$(44)	$4,043	$104	$19,749	$14,375	$4,058	$1,316
Non-interest income	5,212	9,150	5,710	2,389	4,245	(453)	26,253	14,037	6,411	5,805
Total revenue	17,865	12,143	5,710	2,345	8,288	(349)	46,002	28,412	10,469	7,121
Provision for credit losses	1,448	117	–	–	299	–	1,864	1,512	282	70
Insurance policyholder benefits, claims and acquisition expense	–	–	4,085	–	–	–	4,085	2,800	–	1,285
Non-interest expense	7,768	8,813	606	1,725	5,096	131	24,139	12,175	7,994	3,970
Net income (loss) before income taxes	8,649	3,213	1,019	620	2,893	(480)	15,914	11,925	2,193	1,796
Income taxes (recoveries)	2,247	663	213	145	227	(452)	3,043	2,748	133	162
Net income	$6,402	$2,550	$806	$475	$2,666	$(28)	$12,871	$9,177	$2,060	$1,634
Non-interest expense includes:
Depreciation and amortization	$632	$593	$48	$143	$408	$–	$1,824	$1,176	$486	$162
Impairment of other intangibles	–	–	–	44	2	64	110	20	54	36

Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935	$753,142	$399,792	$276,001
Total assets include:
Additions to premises and equipment and intangibles	$4 08	$565	$44	$142	$491	$6 21	$2,2 71	$1,3 26	$669	$276

Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310	$669,543	$399,800	$275,967

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2), (3)	$11,776	$2,602	$–	$297	$3,328	$(51)	$17,952	$13,076	$3,616	$1,260
Non-interest income (3)	5,140	8,324	4,279	2,294	5,070	(483)	24,624	12,698	6,080	5,846
Total revenue	16,916	10,926	4,279	2,591	8,398	(534)	42,576	25,774	9,696	7,106
Provision for credit losses	1,273	(15)	–	1	48	–	1,307	1,259	41	7
Insurance policyholder benefits, claims and acquisition expense	–	–	2,676	–	–	–	2,676	1,347	–	1,329
Non-interest expense	7,526	8,070	602	1,617	4,960	58	22,833	11,634	7,322	3,877
Net income (loss) before income taxes	8,117	2,871	1,001	973	3,390	(592)	15,760	11,534	2,333	1,893
Income taxes (recoveries)	2,089	606	226	232	613	(437)	3,329	2,661	402	266
Net income	$6,028	$2,265	$775	$741	$2,777	$(155)	$12,431	$8,873	$1,931	$1,627
Non-interest expense includes:
Depreciation and amortization	$579	$544	$36	$124	$363	$–	$1,646	$1,102	$389	$155
Impairment of other intangibles	–	–	–	1	1	4	6	4	1	1

Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734	$680,276	$384,921	$269,537
Total assets include:
Additions to premises and equipment and intangibles	$279	$431	$45	$187	$442	$579	$1,963	$1,196	$503	$264

Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779	$600,619	$384,816	$269,344

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)
Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.